Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Share capital

15. Share capital

[a] Authorized

The Company is authorized to issue an unlimited number of Class A multiple voting shares ("Class A shares") and an unlimited number of Class B subordinate voting shares ("Class B shares"), all without par value. All shares are ranked equally with regards to the Company's residual assets.

The holders of Class A shares are entitled to 276,660 votes per Class A share held. Class A shares are held by certain Directors and Officers of the Company and the former CEO of the Company. The holders of Class B shares are entitled to one (1) vote per share held.

[b] Issued and outstanding

Reconciliation of the Company's share capital is as follows:

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2019	72	151,588	7,905,727	73,586,337	467,451	4,321,989
Shares issued [b] [e] [f] [g] [i] [j]	-	-	8,925,942	22,242,975	6,335,758	1,110,904
Share-based payments [a] [c] [d] [h]	-	-	2,307,569	6,663,479	-	-
Share options exercised	-	-	22,382	563,747	-	-
Warrants expired	-	-	-	-	(54,100)	(463,935)
Balance, December 31, 2020	72	151,588	19,161,620	103,056,538	6,749,109	4,968,958
Shares issued [k]	-	-	15,480,462	38,341,407	-	-
Share-based payments [l]	-	-	1,462,558	3,751,412	100,000	98,513
Share cancellation [l]	-	-	(156,278)	-	-	-
Lucid acquisition [m]	-	-	4,502,392	7,023,732	112,162	70,563
Warrants expired	-	-	-	-	(4,476)	(617)
Balance, December 31, 2021	72	151,588	40,450,754	152,173,089	6,956,795	5,137,417
Share repurchase [n]	-	-	(1,999,800)	(7,523,117)	-	-
Shares-based payments [o]	-	-	158,144	169,500	-	-
Share cancellation [p]	-	-	(504,888)	(1,752,090)	-	-
PSU converted to shares	-	-	400,000	191,590	-	-
Warrants expired	-	-	-	-	(474,702)	(2,995,017)
Balance, December 31, 2022	72	151,588	38,504,210	143,258,972	6,482,093	2,142,400

[a] On January 2, 2020, the Company issued 27,580 Class B Common Shares as share-based compensation to certain members of the Board of Directors for services performed as directors for the fiscal year 2019 for the amount payable of $74,117, which was recorded as trade and other payables as at December 31, 2019.

[b] On February 4, 2020, the Company issued 225,371 Class B Common Shares to Solarvest as settlement under the Share Exchange Agreement to settle the derivative liability of $1,990,788.

[c] On March 16, 2020, the Company issued 405,926 Class B Common Shares as part of a share-based bonus to employees for performance related to fiscal year 2019 resulting in movement of $1,302,076 from contributed surplus to share capital and the recognition of an additional share-based compensation expense of $93,502 as a result of the increase in value of the shares issued.

[d] On March 16, 2020, the Company issued 69,069 Class B Common Shares to members of the Board of Directors as share-based compensation, in lieu of cash, for their annual compensation for the year ended December 31, 2020.

[e] On April 15, 2020, the Company issued 63,714 Class B Common Shares to settle Prismic notes payable of $226,385. The fair value of the Class B Common Shares was $185,976 resulting in a gain on settlement of liability of $40,409.

[f] On June 8, 2020, the Company issued 1,500,000 Class B Common Shares and 1,500,000 warrants as part of a private placement financing for total cash proceeds of C$10,125,000 ($7,617,038). The more reliably measured component, Class B Common Shares, were measured first, with the residual amount being allocated to the warrants. The fair value of the Class B Common Shares was $7,515,477 and the residual value allocated to the warrants was $101,561. The Company incurred issuance costs of $707,043, which has been allocated pro-rata to the common shares and warrants.

[g] On August 6, 2020, the Company issued 2,762,430 Class B Common Shares and 1,381,215 warrants as part of a direct offering for total cash proceeds of $9,999,997. Total cash proceeds were allocated to the warrants liability first with the residual amount allocated to the Class B Common Shares (Note 15). The fair value of the warrants liability was determined to be $3,289,069 and the residual amount of $6,710,928 was allocated to the Class B Common Shares. The Company incurred total cash transaction costs of $913,349. Transaction costs allocated to the warrants of $284,049 were expensed immediately and the transaction costs allocated to common shares were deducted from equity.

[h] In August 2020, the Company approved the issuance of 1,804,994 Class B Common Shares to members of the Board of Directors and certain officers and employees of the company in the form of a compensation bonus for past services provided. Total fair value of the share-based compensation bonus was $4,956,324.

[i] In October 2020, the Company issued 4,318,179 Class B Common Shares and 3,454,543 warrants as part of a direct offering for total proceeds of $9,499,994. The more reliably measured component, Class B Common Shares, were measured first, with the residual amount being allocated to the warrants. The fair value of the Class B Common Shares was $8,377,267 and the residual value allocated to the warrants was $1,122,727. The Company incurred issuance costs of $879,621, which has been allocated pro-rata to the common shares and warrants.

[j] During the year ended December 31, 2020, the Company issued 56,248 Class B Common Shares through the Equity Distribution Agreement with A.G.P/Alliance Global Partners for net proceeds of $199,785.

[k] During the year ended December 31, 2021, the Company issued 15,480,462 Class B shares through the Equity Distribution Agreements with A.G.P/Alliance Global Partners for gross proceeds of $39,765,474. The Company incurred transaction fees of $1,424,067.

[l] On February 17, 2021, the Company issued 1,349,764 Class B shares to certain officers and members of the Board of Directors as share-based compensation with a fair value of $3,576,875 based on a share-price of $2.65 on the day of issuance.

On July 26, 2021, the Company issued 100,000 warrants to a related party with a fair value of $98,513. Each warrant is exercisable to purchase one Class B share of the Company. The fair value was determined using the Black-Scholes option pricing model and the following assumptions: exercise price of $1.99, underlying share price of $1.63, risk-free interest rate of 0.46% and annualized volatility of 129%.

During the year ended December 31, 2021, the Company issued 112,794 Class B shares for services received during the period with a fair value of $174,537. The Company determined the fair value of the services received could not be measured reliably and determined fair value based on the underlying share price on the date of issuance.

[m] On September 21, 2021, the Company issued 4,502,392 Class B shares and 112,162 warrants as part of the Lucid acquisition (Note 4).

[n] During the year ended December 31, 2022, the Company repurchased and cancelled 1,999,800 Class B Common Shares at prevailing market prices as part of its share repurchase program.

[o] During the year ended December 31, 2022, the Company issued 107,144 Class B shares for services received during the period with a fair value of $120,000. The fair value was based on services received. During the year ended December 31, 2022, the Company issued 51,000 Class B shares for services received during the period with a fair value of $49,500. The Company determined the fair value of the services received could not be measured reliably and determined fair value based on the underlying share price on the date of issuance.

[p] On March 29, 2022, the Company cancelled 504,888 Class B shares previously held by the former CEO following a court decision with respect to the shares issued in February 2021.

The changes in the number of warrants outstanding during the years ended December 31, 2022, 2021 and 2020 were as follows:

	Number of warrants	Weighted average
	#	C$
Outstanding as at December 31, 2019	467,451	10.20
Issued	6,335,758	5.27
Expired	(54,100)	4.97
Outstanding as at December 31, 2020	6,749,109	5.62
Issued	212,162	1.93
Expired	(4,476)	5.43
Outstanding as at December 31, 2021	6,956,795	5.50
Expired	(474,702)	8.54
Outstanding as at December 31, 2022	6,482,093	5.48
Measurement of fair values
There were no warrants granted during the year ended December 31, 2022.

The fair value of the warrants issued during the years ended December 31, 2021 and 2020, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2021	2020
Grant date share price	C$2.00 - C$2.04	C$2.58 - C$4.00
Exercise price	C$1.53 - C$2.50	C$3.46 - C$5.80
Expected dividend yield	-	-
Risk free interest rate	0.43% - 0.46%	0.32% 0.36%
Expected life	1.19 - 2 years	5 years
Expected volatility	88% - 129%	118% - 121%

The following table is a summary of the Company's warrants outstanding as at December 31, 2022:

	Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
May 20, 2023	16.08	7,311
June 23, 2023	2.50	100,000
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.77	1,381,215
October 20, 2025 (ii)	3.52	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.48	6,482,093

(i) Warrants were issued in US$ with exercise price of $4.26

(ii) Warrants were issued in US$ with exercise price of $2.60

The following table is a summary of the Company's warrants outstanding as at December 31, 2021:
	Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
November 30, 2022	1.21	46,242
December 31, 2022	2.43	65,920
May 20, 2023	16.08	7,311
June 23, 2023	2.50	100,000
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.40	1,381,215
October 20, 2025 (ii)	3.30	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.50	6,956,795

(i) Warrants were issued in US$with exercise price of $4.26

(ii) Warrants were issued in US$with exercise price of $2.60

The following table is a summary of the Company's warrants outstanding as at December 31, 2020:

	Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
August 1, 2021	5.43	4,476
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
May 20, 2023	16.08	7,311
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.42	1,381,215
October 20, 2025 (ii)	3.31	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.62	6,749,109

(i) Warrants were issued in US$ with exercise price of $4.26

(ii) Warrants were issued in US$ with exercise price of $2.60